Quarterly Report
June 30, 2019
MFS®  New York
Municipal Bond Fund

Portfolio of Investments
6/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.9%
Airport Revenue – 3.1%
Albany County, NY, Airport Authority Rev., “A”, 5%, 12/15/2043	$1,500,000	$1,782,645
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	450,000	479,043
Chicago, IL, O'Hare International Airport Rev., Third Lien, Unrefunded Balance, “A”, 5.625%, 1/01/2035	105,000	111,239
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	245,000	266,599
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	170,000	180,913
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2028	650,000	735,124
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2029	500,000	563,790
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2035	1,000,000	1,197,480
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2038	1,000,000	1,184,280
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	1,160,000	1,225,099
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	102,030
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	15,000	17,136
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	90,303
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	130,000	145,971
		$8,081,652
General Obligations - General Purpose – 8.3%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$615,000	$615,941
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	45,000	47,641
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2020	550,000	561,611
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	165,000	167,831
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	105,000	107,208
Nassau County, NY, General Improvement, “B”, 5%, 4/01/2023	1,820,000	2,059,057
Nassau County, NY, General Improvement, “B”, AGM, 5%, 7/01/2035	2,175,000	2,662,635
Nassau County, NY, General Improvement, “B”, AGM, 5%, 7/01/2037	3,000,000	3,647,700
New York, NY, “B-1”, 5%, 12/01/2041	3,000,000	3,536,070
New York, NY, “D-1”, 5%, 12/01/2038	2,000,000	2,443,960
New York, NY, “J”, FGIC, 5.5%, 2/15/2026	5,000	5,016
New York, NY, General Obligation, “F-1”, 5%, 4/01/2043	3,000,000	3,596,820
Poughkeepsie, NY, Dutchess County Public Improvement, 5%, 6/01/2031	635,000	708,730
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	115,000	123,827
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	270,000	273,707
State of Illinois, 5%, 11/01/2027	510,000	590,366
State of Illinois, “D”, 5%, 11/01/2028	450,000	518,391
		$21,666,511
Healthcare Revenue - Hospitals – 8.1%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2026	$450,000	$533,646
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2027	300,000	355,401
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2029	590,000	694,548
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems, Inc. Project), 4%, 7/01/2041	1,375,000	1,464,787
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems, Inc. Project), “A”, 5%, 7/01/2044	1,000,000	1,104,350
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 5%, 11/01/2037	2,000,000	2,296,240
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	215,000	214,463
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	245,000	244,387
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	125,000	131,060
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	40,000	41,802
Monroe County, NY, Industrial Development Corp. Rev. (Rochester General Hospital Project), 5%, 12/01/2046	2,000,000	2,286,600
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2032	1,000,000	1,112,070
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	35,000	35,474
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	170,000	190,256
New York Dormitory Authority Rev., Non-State Supported Debt (Hospital Special Surgery), FHA, 6.25%, 8/15/2034 (Prerefunded 8/15/2019)	1,970,000	1,981,662
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 7/01/2026	2,000,000	2,069,020

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New York Dormitory Authority Rev., Non-State Supported Debt (NYU Hospitals Center), “A”, 5.5%, 7/01/2025 (Prerefunded 7/01/2020)	$750,000	$782,100
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), “A”, 5%, 12/01/2035	800,000	925,184
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2/15/2023	1,000,000	1,027,100
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	1,290,000	1,427,991
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/2028 (Prerefunded 7/01/2021)	145,000	155,811
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/2028	855,000	912,730
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030 (Prerefunded 11/01/2020)	870,000	924,584
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030	130,000	137,531
		$21,048,797
Healthcare Revenue - Long Term Care – 1.9%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), 5.25%, 11/01/2036	$1,000,000	$1,152,430
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Orchard Park CCRC, Inc. Project), 5%, 11/15/2037	750,000	810,143
Suffolk County, NY, Economic Development Corp. Rev. (Peconic Landing at Southold, Inc.), 6%, 12/01/2040	1,000,000	1,047,300
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Kendal at Ithaca, Inc. Project), “A”, 5%, 7/01/2044	915,000	990,039
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	95,000	101,907
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	180,000	193,383
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance (Westminster Manor Health), 7%, 11/01/2030	15,000	15,558
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	470,000	467,424
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	20,000	20,233
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	130,000	131,615
		$4,930,032
Industrial Revenue - Airlines – 1.8%
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	$1,000,000	$1,052,020
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2036	3,000,000	3,524,160
		$4,576,180
Industrial Revenue - Other – 1.3%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$1,000,000	$1,324,840
Onandaga County, NY, Industrial Development Agency Sewer Facilities Rev. (Bristol-Meyers Squibb Co. Project), 5.75%, 3/01/2024	1,000,000	1,158,180
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	365,000	393,860
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	495,000	545,703
		$3,422,583
Industrial Revenue - Paper – 0.5%
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 4.5%, 1/01/2025	$1,200,000	$1,321,944
Miscellaneous Revenue - Other – 6.7%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 7/15/2040 (Prerefunded 1/15/2020)	$1,750,000	$1,797,845
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	205,000	223,169
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	315,000	342,147
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	1,940,000	2,119,935
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	1,500,000	1,679,340
New York Liberty Development Corp., Liberty Rev. (4 World Trade Center Project), 5%, 11/15/2044	1,000,000	1,070,880
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,665,000	1,812,119
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049	2,500,000	2,564,150

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	$3,000,000	$3,236,610
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	1,000,000	1,087,690
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,000,000	1,078,060
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	205,000	240,902
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	170,000	197,372
		$17,450,219
Multi-Family Housing Revenue – 3.9%
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “B”, 3.7%, 11/01/2038	$1,450,000	$1,514,771
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “I”, 4%, 11/01/2043	1,015,000	1,072,865
New York Housing Finance Agency Rev., “A”, 5.1%, 8/15/2041	680,000	680,959
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	750,000	789,420
New York, NY, City Housing Development Corp., Multifamily Housing Rev., “L-1”, 4.8%, 11/01/2035	1,000,000	1,016,870
New York, NY, Housing Development Corp., Multifamily Housing Rev. (Sustainable Neighborhood Bonds), “A-3-A”, 3.8%, 11/01/2039	2,000,000	2,097,040
New York, NY, Housing Development Corp., Multifamily Housing Rev. (Sustainable Neighborhood Bonds), “C-1-A”, 3.95%, 11/01/2048	2,810,000	2,947,690
		$10,119,615
Port Revenue – 1.8%
Port Authority of NY & NJ (205th Series), 5%, 11/15/2042	$2,000,000	$2,413,280
Port Authority of NY & NJ (211th Series), 4%, 9/01/2043	2,000,000	2,212,800
		$4,626,080
Sales & Excise Tax Revenue – 3.9%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	$1,000,000	$1,035,570
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,365,000	1,515,955
New York Dormitory Authority Rev., State Personal Income Tax, “A“, 5%, 3/15/2041	4,000,000	4,874,520
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.5%, 7/01/2034	37,000	38,177
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	9,000	9,000
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.75%, 7/01/2053	789,000	766,955
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	354,000	354,000
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., (taxable), ”2019A-2“, 4.55%, 7/01/2040	105,000	101,325
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., (taxable), ”2019A-2“, 4.75%, 7/01/2053	2,000	1,887
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., (taxable), ”2019A-2“, 5%, 7/01/2058	44,000	42,570
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	8,000	6,800
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	103,000	78,838
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	17,000	11,914
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	942,000	589,390
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	904,000	504,803
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	423,000	96,740
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2051	536,000	90,418
Puerto Rico Sales Tax Financing Corp., Sales Tax Prerefunded Rev., ”A“, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	10,000	10,033
		$10,128,895
Secondary Schools – 1.9%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), ”A“, 5%, 6/01/2035	$1,000,000	$1,102,530
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	750,000	743,903
Build NYC Resource Corp. Rev. (Packer Collegiate Institute Project), 5%, 6/01/2040	675,000	768,967
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), ”A“, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	535,000	538,932
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2034	450,000	516,375
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2035	500,000	572,070

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – continued
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2036	$645,000	$736,003
		$4,978,780
Single Family Housing - State – 1.3%
New York Mortgage Agency Rev., ”212“, AMT, 3.7%, 10/01/2033	$2,000,000	$2,094,920
New York Mortgage Agency Rev., ”217“, 3.625%, 4/01/2039	1,280,000	1,340,301
		$3,435,221
State & Local Agencies – 7.4%
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 2.51% (LIBOR - 3mo. + 0.75%), 6/01/2037	$1,430,000	$1,332,574
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	30,000	35,240
New York City Educational Construction Fund Rev., ”A“, 5.75%, 4/01/2033	1,860,000	1,993,604
New York Dormitory Authority Rev., Non-State Supported Debt, ”A“, 5%, 10/01/2020	2,000,000	2,093,760
New York Dormitory Authority Rev., State Personal Income Tax, ”A“, (Group C), 5%, 2/15/2037	1,000,000	1,187,290
New York Dormitory Authority Rev., State Personal Income Tax, ”A“, (Group C), 5%, 2/15/2041	3,000,000	3,530,760
New York Dormitory Authority Rev., State Personal Income Tax, ”D“, 5%, 2/15/2040	830,000	898,383
New York Urban Development Corp., State Personal Income Tax Rev., ”C“, 5%, 3/15/2034	2,000,000	2,447,960
New York, NY, City Transitional Finance Authority Building Aid Rev., ”S-2A“, 5%, 7/15/2040	2,000,000	2,128,220
New York, NY, City Transitional Finance Authority Building Aid Rev., ”S-3“, 5%, 7/15/2043	3,000,000	3,611,040
		$19,258,831
Tax - Other – 10.4%
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, ”B“, 0%, 1/01/2045	$2,000,000	$642,100
Guam Government Ltd. Obligation Rev., ”A“, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	270,000	274,614
Guam Government Ltd. Obligation Rev., ”A“, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	90,000	91,631
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2035	190,000	211,044
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2036	100,000	110,694
Guam Government Ltd. Obligation Rev., ”A“, 5%, 12/01/2046	300,000	327,468
Hudson Yards, NY, Infrastructure Corp. Rev., ”A“, 5%, 2/15/2042	2,000,000	2,359,640
Hudson Yards, NY, Infrastructure Corp. Rev., ”A“, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	1,860,000	1,996,543
Hudson Yards, NY, Infrastructure Corp. Rev., ”A“, Unrefunded Balance, 5.75%, 2/15/2047	1,140,000	1,215,810
New York, NY, City Transitional Finance Authority Rev., ”A-3“, 4%, 8/01/2043	3,000,000	3,274,230
New York, NY, City Transitional Finance Authority Rev., ”B-1“, 5%, 8/01/2038	1,175,000	1,428,753
New York, NY, City Transitional Finance Authority Rev., ”B-1“, 4%, 8/01/2042	2,000,000	2,184,360
New York, NY, City Transitional Finance Authority Rev., ”D“, 5%, 2/01/2027	3,000,000	3,172,890
New York, NY, City Transitional Finance Authority Rev., ”E-1“, 5%, 2/01/2035	2,300,000	2,753,445
New York, NY, City Transitional Finance Authority Rev., ”E-1“, 5%, 2/01/2043	2,500,000	2,939,225
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	350,000	353,178
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2024	425,000	460,101
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2026	1,215,000	1,338,310
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2027	715,000	791,827
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, ”A“, AAC, 0%, 7/01/2036	3,020,000	1,206,822
		$27,132,685
Tobacco – 1.6%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., ”A-3“, 6.25%, 6/01/2037	$765,000	$769,001
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	355,000	386,009
New York Counties Tobacco Trust II, 5.625%, 6/01/2035	70,000	70,245
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, ”B“, 5%, 6/01/2032	750,000	791,535
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2035	1,000,000	1,145,880
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2036	1,000,000	1,141,670
		$4,304,340
Toll Roads – 2.2%
Buffalo & Fort Erie Public Bridge Authority Toll System Rev., 5%, 1/01/2042	$1,000,000	$1,162,510
Buffalo & Fort Erie Public Bridge Authority Toll System Rev., 5%, 1/01/2047	1,000,000	1,161,530
New York Thruway Authority General Rev., Junior Indebtedness Obligations, ”A“, 5.25%, 1/01/2056	2,000,000	2,310,560

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – continued
Triborough Bridge & Tunnel Authority Rev., NY, ”A“, 5%, 1/01/2028 (Prerefunded 1/01/2022)	$1,000,000	$1,095,290
		$5,729,890
Transportation - Special Tax – 4.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	$275,000	$301,955
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NATL, 4.75%, 7/01/2038	255,000	253,758
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	275,000	278,438
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NATL, 5%, 7/01/2029	25,000	25,209
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AAC, 5.25%, 7/01/2038	1,290,000	1,392,220
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, ASSD GTY, 5.25%, 7/01/2041	1,105,000	1,213,312
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	545,000	585,684
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.5%, 7/01/2029	1,255,000	1,400,003
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	150,000	162,519
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2033	105,000	113,682
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, ”N“, AAC, 0%, 7/01/2019	70,000	70,000
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, ”N“, AAC, 0%, 7/01/2020	80,000	76,730
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, ”A“, NATL, 5%, 7/01/2038	40,000	40,048
Illinois Regional Transportation Authority, ”A“, NATL, 6%, 7/01/2031	1,730,000	2,331,988
Metropolitan Transportation Authority Refunding Rev., NY (Climate Bond Certified), ”A-2“, AGM, 5%, 11/15/2044	2,000,000	2,401,520
Metropolitan Transportation Authority Refunding Rev., NY (Climate Bond Certified), ”C-1“, 4%, 11/15/2037	2,000,000	2,198,820
		$12,845,886
Universities - Colleges – 13.3%
Albany, NY, Capital Resource Corp. Rev. (Albany College of Pharmacy Project), ”A“, 5%, 12/01/2033	$125,000	$141,019
Albany, NY, Capital Resource Corp. Rev. (College of Saint Rose), ”A“, 5.625%, 7/01/2031	1,000,000	1,040,840
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	1,000,000	1,107,640
Build NYC Resource Corp. Rev. (Manhattan College Project), 5%, 8/01/2047	2,000,000	2,331,500
Dobbs Ferry, NY, Local Development Corp. (Mercy College Project), 5%, 7/01/2039	1,000,000	1,121,430
Dutchess County, NY, Local Development Corp. Rev. (Vassar College Project), 5%, 7/01/2042	1,500,000	1,776,210
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2028	1,000,000	1,066,250
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2047	2,000,000	2,342,860
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2036	675,000	781,906
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2038	480,000	552,874
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029 (Prerefunded 10/01/2019)	1,945,000	1,968,379
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), ”B“, 5.25%, 4/01/2029	1,325,000	1,677,304
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), ”A“, 5%, 7/01/2023 (Prerefunded 7/01/2021)	500,000	538,315
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), ”A“, 5%, 7/01/2024 (Prerefunded 7/01/2021)	1,000,000	1,076,630
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), ”A“, 5%, 7/01/2030	1,000,000	1,192,210
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), ”A“, 5%, 7/01/2037	1,000,000	1,202,150
New York Dormitory Authority Rev. (Columbia University), ”B“, 5%, 10/01/2038	1,000,000	1,235,010
New York Dormitory Authority Rev. (New York University), ”A“, 4%, 7/01/2041	1,500,000	1,664,970
New York Dormitory Authority Rev., Non-State Supported Debt (New School), ”A“, 5%, 7/01/2032	1,000,000	1,192,230
New York Dormitory Authority Rev., Non-State Supported Debt (New School), ”A“, 5%, 7/01/2036	500,000	587,670
New York Dormitory Authority Rev., Non-State Supported Debt, ”A“, 5%, 7/01/2039	2,000,000	2,474,500
Onondaga, NY, Civic Development Corp. Refunding Rev. (Le Moyne College Project), 5%, 1/01/2043	740,000	852,954
Onondaga, NY, Civic Development Corp. Rev. (Le Moyne College Project), 5.375%, 7/01/2040	2,000,000	2,062,320
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	80,000	80,107
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	135,000	135,000
Schenectady County, NY, Capital Resource Corp. Tax-Exempt Rev. (Union College Project), 5%, 1/01/2047	2,000,000	2,333,420
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Ithaca College Project), ”A“, 5%, 7/01/2041	1,000,000	1,184,440
Troy, NY, Industrial Development Authority, Civic Facility Rev. (Rensselaer Polytechnic Institute), ”E“, 5%, 9/01/2031	1,000,000	1,065,300
		$34,785,438

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – 2.3%
Amherst, NY, Development Corporation, Student Housing Facility Refunding Rev. (UBF Facility/Student Housing Corp./Greiner and Hadley Projects at SUNY Buffalo), ”A“, AGM, 5%, 10/01/2045	$1,000,000	$1,179,140
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), ”A“, 5.375%, 10/01/2041	2,000,000	2,128,620
Onondaga County, NY, Trust for Cultural Resources Rev. (Abby Lane Housing Corp. Project), 5%, 5/01/2040	1,000,000	1,161,060
Westchester County, NY, Local Development Corp. Rev. (Purchase Housing Corp. II Project), 5%, 6/01/2042	1,250,000	1,434,525
		$5,903,345
Utilities - Municipal Owned – 2.1%
Guam Power Authority Rev., ”A“, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	$515,000	$541,466
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	155,000	174,065
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	180,000	201,307
Long Island, NY, Power Authority, Electric Systems Rev., 5%, 9/01/2035	1,000,000	1,212,960
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	650,000	508,625
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	100,000	78,250
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	185,000	145,225
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	230,000	179,975
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	430,000	336,475
Puerto Rico Electric Power Authority Rev., ”RR“, NATL, 5%, 7/01/2022	885,000	895,142
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	110,000	86,075
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	345,000	269,962
Puerto Rico Electric Power Authority Rev., ”V“, NATL, 5.25%, 7/01/2033	140,000	151,577
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2032	505,000	547,147
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2022 (a)(d)	170,000	131,962
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	180,000	141,300
		$5,601,513
Utilities - Other – 0.7%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	$1,085,000	$1,597,814
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	115,000	125,296
		$1,723,110
Water & Sewer Utility Revenue – 7.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5.125%, 7/01/2047	$190,000	$193,701
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	215,000	243,937
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	270,000	305,343
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	750,000	842,415
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	315,000	328,551
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	100,000	119,242
New York Environmental Facilities Corp., Clean Water & Drinking Water Rev. (New York City Municipal Water Finance Authority Project), ”B“, 5%, 6/15/2043	3,500,000	4,257,435
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., 4%, 6/15/2041	3,000,000	3,346,920
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”BB“, 5%, 6/15/2046	1,000,000	1,182,000
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”DD“, 5%, 6/15/2034	2,000,000	2,260,600
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”DD“, 5%, 6/15/2037	3,000,000	3,667,050
New York, NY, Municipal Water Finance Authority, Water System Rev., ”A“, AGM, 5%, 7/01/2043	600,000	702,438
New York, NY, Municipal Water Finance Authority, Water System Rev., ”A“, AGM, 5%, 7/01/2048	1,750,000	2,038,995
		$19,488,627
Total Municipal Bonds		$252,560,174
Trust Units – 0.4%
Sales & Excise Tax Revenue – 0.4%
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (tax-exempt), 8/01/2041	1,159	$840
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (taxable), 8/01/2042	59,991	50,842
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (tax-exempt), 8/01/2042	281,139	203,826
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (tax-exempt), 8/01/2043	98,959	71,745
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (tax-exempt), 8/01/2044	296,878	215,236
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/01/2045	9,287	7,871

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Trust Units – continued
Sales & Excise Tax Revenue – continued
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (tax-exempt), 8/01/2045	28,204	$20,448
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/01/2046	146,042	123,771
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (tax-exempt), 8/01/2046	542,157	393,064
Total Trust Units		$1,087,643
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 2.42% (v)	1,746,008	$1,746,183

Other Assets, Less Liabilities – 2.0%		5,118,492
Net Assets – 100.0%		$260,512,492
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,746,183 and $253,647,817, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
Derivative Contracts at 6/30/19
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	44	$6,846,125	September – 2019	$(136,804)
At June 30, 2019, the fund had cash collateral of $105,600 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$253,647,817	$—	$253,647,817
Mutual Funds	1,746,183	—	—	1,746,183
Total	$1,746,183	$253,647,817	$—	$255,394,000
Other Financial Instruments
Futures Contracts - Liabilities	$(136,804)	$—	$—	$(136,804)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,766,824	$19,298,630	$20,319,776	$513	$(8)	$1,746,183

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$25,029	$—

(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2019, are as follows:
New York	81.6%
Puerto Rico	7.4%
Illinois	2.7%
Guam	2.0%
Colorado	1.0%
Florida	0.7%
Michigan	0.7%
Texas	0.7%
Pennsylvania	0.5%
Alabama	0.4%
Ohio	0.3%
Indiana	0.2%
Louisiana	0.2%
New Jersey	0.1%
Wisconsin	0.1%
Mississippi (o)	0.0%
New Hampshire (o)	0.0%
Washington (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.